Transition Towards IFRS - Summary of Reconciliation of Net Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Interest Income	$ 30,416,242	$ 22,264,831
Interest Expense	(17,413,360)	(8,309,665)
Net interest income	13,002,882	13,955,166
Net income from financial instruments at fair value through profit or loss (NIFFI)	6,310,371	3,545,647
Exchange rate differences on gold and foreign currency	1,126,705	393,112
NIFFI And Exchange rate differences	7,437,076	3,938,759
Net Financial Income	20,439,958	17,893,925
Services fee income	5,927,689	6,063,719
Services fee expenses	(1,418,180)	(1,220,427)
Income from insurance activities	848,665	899,491
Net income from commissions	5,358,174	5,742,783
Subtotal	25,798,132	23,636,708
Results from exposure to changes in the purchasing power of money	(6,015,001)	(2,591,255)
Other operating income	2,473,558	1,838,024
Loan loss provisions	(5,179,033)	(4,033,187)
Net operating income	17,077,656	18,850,290
Administration expenses	(5,600,508)	(4,918,531)
Personnel Expenses	(8,778,580)	(8,736,238)
Other operating expenses	(4,311,940)	(4,156,824)
Net income from financial intermediation	(2,045,761)	416,709
Income before taxes from continuing operations	(1,010,888)	(1,171,969)
Net income / (loss) for the year	(3,056,649)	(755,260)
Net loss for the year attributable to owners of the parent company	(3,028,003)	(754,370)
Net loss for the year attributable to non-controlling interest	(28,646)	(890)
Other comprehensive income	241,573	46,882
Comprehensive income for the year	(2,815,076)	(708,378)
Comprehensive income for the year attributable to non-controlling interest	$ (28,395)	(877)
Prior accounting framework [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Financial income		15,494,671
Financial expenses		(6,194,288)
Net interest income		9,300,383
Net Financial Income		9,300,383
Subtotal		9,300,383
Loan loss provisions		(1,820,169)
Net operating income		7,480,214
Service fee income		4,973,272
Service fee expenses		(1,495,848)
Income from insurance activities		479,061
Administration expenses		(8,390,622)
Miscellaneous income		545,842
Miscellaneous losses		(376,480)
Net income from financial intermediation		3,215,439
Profit of associates and joint ventures		0
Non-controlling interest result		(5,897)
Income before taxes from continuing operations		3,209,542
Income tax		(772,483)
Net income / (loss) for the year		2,437,059
Net loss for the year attributable to owners of the parent company		2,437,059
Comprehensive income for the year		2,437,059
Comprehensive income for the year attributable to owners of the parent company		2,437,059
Reclassification [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Financial income		(15,468,124)
Interest Income		12,821,562
Financial expenses		6,194,288
Interest Expense		(5,010,485)
Net interest income		(1,462,759)
Net income from financial instruments at fair value through profit or loss (NIFFI)		2,185,851
Exchange rate differences on gold and foreign currency		250,758
NIFFI And Exchange rate differences		2,436,609
Net Financial Income		973,850
Services fee income		4,235,477
Services fee expenses		(614,220)
Income from insurance activities		479,061
Net income from commissions		4,100,318
Subtotal		5,074,168
Other operating income		1,357,456
Loan loss provisions		(4,152)
Net operating income		6,427,472
Service fee income		(4,973,272)
Service fee expenses		1,495,848
Income from insurance activities		(479,061)
Administration expenses		8,390,622
Personnel Expenses		(952,898)
Administration expenses		(3,179,426)
Depreciations and impairment non-financial assets		(264,835)
Other operating expenses		(2,300,622)
Miscellaneous income		(545,842)
Miscellaneous losses		376,480
Net income from financial intermediation		(5,534)
Profit of associates and joint ventures		0
Non-controlling interest result		5,897
Income before taxes from continuing operations		363
Income tax		(363)
Net loss for the year attributable to owners of the parent company		5,897
Net loss for the year attributable to non-controlling interest		(5,897)
Comprehensive income for the year attributable to owners of the parent company		5,897
Comprehensive income for the year attributable to non-controlling interest		(5,897)
IAS 29 Restatement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Interest Income		7,184,915
Interest Expense		(2,681,549)
Net interest income		4,503,366
Net income from financial instruments at fair value through profit or loss (NIFFI)		1,144,189
Exchange rate differences on gold and foreign currency		126,858
NIFFI And Exchange rate differences		1,271,047
Net Financial Income		5,774,413
Services fee income		1,956,777
Services fee expenses		(393,835)
Income from insurance activities		290,268
Net income from commissions		1,853,210
Subtotal		7,627,623
Results from exposure to changes in the purchasing power of money		(836,204)
Other operating income		593,135
Loan loss provisions		(1,301,519)
Net operating income		6,083,035
Personnel Expenses		(2,819,205)
Administration expenses		(1,587,222)
Depreciations and impairment non-financial assets		(200,717)
Other operating expenses		(1,341,418)
Net income from financial intermediation		134,473
Profit of associates and joint ventures		0
Income before taxes from continuing operations		134,473
Income tax		(378,197)
Net income / (loss) for the year		(243,723)
Net loss for the year attributable to owners of the parent company		(243,436)
Net loss for the year attributable to non-controlling interest		(287)
Other comprehensive income		15,129
Comprehensive income for the year		(228,594)
Comprehensive income for the year attributable to owners of the parent company		(228,311)
Comprehensive income for the year attributable to non-controlling interest		(283)
IFRS Adjustments [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Financial income		(26,547)
Interest Income		2,258,354
Interest Expense		(617,631)
Net interest income		1,614,176
Net income from financial instruments at fair value through profit or loss (NIFFI)		215,607
Exchange rate differences on gold and foreign currency		15,496
NIFFI And Exchange rate differences		231,103
Net Financial Income		1,845,279
Services fee income		(128,535)
Services fee expenses		(212,372)
Income from insurance activities		130,162
Net income from commissions		(210,745)
Subtotal		1,634,534
Results from exposure to changes in the purchasing power of money		(1,755,051)
Other operating income		(112,567)
Loan loss provisions		(907,347)
Net operating income		(1,140,431)
Personnel Expenses		(964,135)
Administration expenses		(151,883)
Depreciations and impairment non-financial assets		(156,436)
Other operating expenses		(514,784)
Net income from financial intermediation		(2,927,669)
Profit of associates and joint ventures		0
Income before taxes from continuing operations		(2,927,669)
Income tax		(20,927)
Net income / (loss) for the year		(2,948,596)
Net loss for the year attributable to owners of the parent company		(2,953,890)
Net loss for the year attributable to non-controlling interest		5,294
Other comprehensive income		31,753
Comprehensive income for the year		(2,916,843)
Comprehensive income for the year attributable to owners of the parent company		(2,922,146)
Comprehensive income for the year attributable to non-controlling interest		5,303
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Interest Income		22,264,831
Interest Expense		(8,309,665)
Net interest income		13,955,166
Net income from financial instruments at fair value through profit or loss (NIFFI)		3,545,647
Exchange rate differences on gold and foreign currency		393,112
NIFFI And Exchange rate differences		3,938,759
Net Financial Income		17,893,925
Services fee income		6,063,719
Services fee expenses		(1,220,427)
Income from insurance activities		899,491
Net income from commissions		5,742,783
Subtotal		23,636,708
Results from exposure to changes in the purchasing power of money		(2,591,255)
Other operating income		1,838,024
Loan loss provisions		(4,033,187)
Net operating income		18,850,290
Personnel Expenses		(8,736,238)
Administration expenses		(4,918,531)
Depreciations and impairment non-financial assets		(621,988)
Other operating expenses		(4,156,824)
Net income from financial intermediation		416,709
Profit of associates and joint ventures		0
Income before taxes from continuing operations		416,709
Income tax		(1,171,969)
Net income / (loss) for the year		(755,260)
Net loss for the year attributable to owners of the parent company		(754,370)
Net loss for the year attributable to non-controlling interest		(890)
Other comprehensive income		46,882
Comprehensive income for the year		(708,378)
Comprehensive income for the year attributable to owners of the parent company		(707,501)
Comprehensive income for the year attributable to non-controlling interest		$ (877)